Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, plant, and equipment, net
Property, plant and equipment, net. consists of the following:

	Useful Life (in years)	December 31, 2016	December 31, 2015
		(in thousands)
Land	N/A	$23,520	$18,902
Construction in progress	N/A	131,448	58,146
Transportation Equipment	5 to 15	44,060	46,582
Buildings and improvements	4 to 40	24,225	22,398
Processing and treating plants	8 to 40	120,977	102,111
Pipelines and compressors	3 to 40	804,815	775,486
Storage	3 to 40	210,579	210,208
Equipment	5 to 20	102,409	78,131
Total property, plant and equipment		1,462,033	1,311,964
Less accumulated depreciation		(317,030)	(240,450)
Property, plant and equipment, net		$1,145,003	$1,071,514